Segment information - Non-Current Assets, Net Revenue and Fair Value Gains (Losses) by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Property, plant and equipment, net	$ 1,565,355	$ 1,422,623	$ 1,358,292
Investment property	33,330	32,132	31,179
Non-current biological assets	30,622	19,355
Sales of goods and services rendered	1,347,724	1,124,352	817,764
Initial recognition and changes in fair value of biological assets and agricultural produce	215,941	227,740	122,729
Changes in net realizable value of agricultural produce after harvest	(22,293)	(12,879)	7,005
Operating segments
Disclosure of geographical areas [line items]
Property, plant and equipment, net	1,565,355	1,422,623
Investment property	33,330	32,132
Goodwill	18,544	16,626
Non-current biological assets	30,622	19,355
Sales of goods and services rendered	1,351,707	1,097,723	822,475
Initial recognition and changes in fair value of biological assets and agricultural produce	214,188	211,198	124,742
Changes in net realizable value of agricultural produce after harvest	(22,429)	(11,658)	7,076
Operating segments | Argentina
Disclosure of geographical areas [line items]
Property, plant and equipment, net	914,444	868,527
Investment property	33,330	32,132
Goodwill	14,359	12,713
Non-current biological assets	30,622	19,355
Sales of goods and services rendered	373,746	284,026	389,018
Initial recognition and changes in fair value of biological assets and agricultural produce	102,656	120,255	72,391
Changes in net realizable value of agricultural produce after harvest	(21,482)	(9,679)	6,770
Operating segments | Brazil
Disclosure of geographical areas [line items]
Property, plant and equipment, net	620,065	542,710
Investment property	0	0
Goodwill	4,185	3,913
Non-current biological assets	0	0
Sales of goods and services rendered	494,215	385,959	411,779
Initial recognition and changes in fair value of biological assets and agricultural produce	108,066	88,659	50,348
Changes in net realizable value of agricultural produce after harvest	(934)	(1,496)	(88)
Operating segments | Uruguay
Disclosure of geographical areas [line items]
Property, plant and equipment, net	30,846	11,386
Investment property	0	0
Goodwill	0	0
Non-current biological assets	0	0
Sales of goods and services rendered	472,538	427,661	21,678
Initial recognition and changes in fair value of biological assets and agricultural produce	3,466	2,284	2,003
Changes in net realizable value of agricultural produce after harvest	(13)	(483)	$ 394
Operating segments | Others
Disclosure of geographical areas [line items]
Property, plant and equipment, net	0	0
Investment property	0	0
Goodwill	0	0
Non-current biological assets	0	0
Sales of goods and services rendered	11,208	77
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0
Changes in net realizable value of agricultural produce after harvest	$ 0	$ 0